Investments	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Investments

5. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
Short-term investments
Equity securities - trading securities	—	—	—
Long-term investments
Equity securities without readily determinable fair values	200,000,000	200,000,000	28,169,411
Total investments	200,000,000	200,000,000	28,169,411

Debt securities consist of investments in trust products that have stated maturity and normally pay a prospective fixed rate of return, and are carried at amortized cost. The Group recorded investment income on these investments of RMB131,137, nil and nil for the years ended December 31, 2021, 2022 and 2023, respectively.

As of December 31, 2022 and 2023, investments in equity securities without readily determinable fair value were RMB200,000,000 and RMB200,000,000. There have been no adjustments for price changes to the equity investments without readily determinable fair values for the year ended December 31, 2023. The Group recorded impairment loss of RMB10.0 million, RMB2.8 million and nil for the years ended December 31, 2021, 2022 and 2023, respectively.